Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income	$ 57,516	$ 50,782	$ 53,739
Comprehensive income (loss):
Changes in fair value of cash flow hedges and amortization of settlement swaps	7,707	(50,437)	42,888
Changes in fair value of marketable securities	1,330	5,357	12,930
Reversal of unrealized gains upon the sale of marketable securities	(4,286)	(12,027)	0
Total other comprehensive income (loss)	4,751	(57,107)	55,818
Comprehensive income (loss)	62,267	(6,325)	109,557
Comprehensive income attributable to noncontrolling interest	(10,751)	(10,752)	(21,231)
Comprehensive income (loss) attributable to the Company	$ 51,516	$ (17,077)	$ 88,326